Partnership Distributions - Incentive Distribution Rights Table (details) (USD $)	0 Months Ended	3 Months Ended
	May 14, 2008	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.300	$ 0.440	[1]	$ 0.420	$ 0.405	$ 0.390	$ 0.380	$ 0.370	$ 0.350	$ 0.340	$ 0.330	$ 0.320	$ 0.310	$ 0.300
General Partner
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	2.00%
General Partner | First Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	2.00%
General Partner | Second Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	15.00%
General Partner | Third Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	25.00%
General Partner | Thereafter [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	50.00%
Unitholders
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	98.00%
Unitholders | First Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	98.00%
Unitholders | Second Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	85.00%
Unitholders | Third Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	75.00%
Unitholders | Thereafter [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Marginal Percentage Interest In Distributions	50.00%
Minimum [Member] | First Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.300
Minimum [Member] | Second Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.345
Minimum [Member] | Third Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | First Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.345
Maximum [Member] | Second Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.375
Maximum [Member] | Third Target [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.450
Maximum [Member] | Thereafter [Member]
IncentiveDistributionMadeToManagingMemberOrGeneralPartnerLineItems
Total Quarterly Distribution Target Amount	$ 0.450

[1]	On January 18, 2012, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.44 per unit, or $43.0 million in aggregate, including incentive distributions. The cash distribution is payable on February 13, 2012, to unitholders of record at the close of business on February 1, 2012.